Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2023
Shareholders [Abstract]
Schedule of Stock Option and RSU Transactions	Stock option and RSU transactions were as follows:
	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2023	477,500	15.85	4,117	345,266	538	4,655
Granted	-	-	-	20,000	-	-
Exercised option or vested RSU	-	-	-	(5,000)	(111)	(111)
Amortized value of stock-based compensation	-	-	-	-	1,727	1,727
Outstanding at June 30, 2023	477,500	15.85	4,117	360,266	2,154	6,271

Exercisable at June 30, 2023	477,500
	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding at January 1, 2022	1,023,334	14.61	8,125	173,800	572	8,697
Granted	-	-	-	320,266	187	187
Exercised option or vested RSU	(540,834)	13.54	(3,974)	(148,800)	(3,172)	(7,146)
Expired	(5,000)	13.14	(34)	-	-	(34)
Amortized value of stock-based compensation	-	-	-	-	2,951	2,951
Outstanding at December 31, 2022	477,500	15.85	4,117	345,266	538	4,655

Exercisable at December 31, 2022	477,500

Schedule of Outstanding Share	The outstanding share options at June 30, 2023 expire at various dates between October 2023 and June 2024. A summary of options outstanding, their remaining life and exercise prices as at June 30, 2023 is as follows:
Options Outstanding		Options Exercisable
Exercise	Number	Remaining	Number
price	outstanding	contractual life	Exercisable
$16.94	50,000	4 months	50,000
$15.46	377,500	6 months	377,500
$17.72	50,000	1 year	50,000
	477,500		477,500

Schedule of Basic and Diluted Earnings Per Common Share	Earnings per share has been calculated using the weighted average number of common shares and common share equivalents issued and outstanding during the period. Stock options are reflected in diluted earnings per share by application of the treasury method. The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted earnings (loss) per common share for the following periods:
	Three months ended June 30,		Six months ended June 30,
(Number of common shares)	2023	2022	2023	2022
Basic weighted average shares outstanding	82,434,434	80,144,953	81,998,804	79,701,761
Weighted average shares dilution adjustments:
Stock options [1]	62,142	233,552	-	250,408
RSUs	150,149	13,887	-	14,755
Diluted weighted average shares outstanding	82,646,724	80,392,391	81,998,804	79,966,924

Weighted average shares dilution exclusions: [2]
Stock options [1]	-	-	44,492	-
RSUs	-	-	141,220	-
1)	Dilutive stock options were determined using the Company’s average share price for the period. For the three and six months ended June 30, 2023, the average share price used was $18.22 and $17.48, respectively (three and six months ended June 30, 2022 - $20.37 and $20.95, respectively).
2)	These adjustments were excluded as they are anti-dilutive.